HELD FOR SALE - Narratives (Details) $ in Millions	3 Months Ended
	Dec. 31, 2021 USD ($) mall_property	Dec. 31, 2021 multifamily_asset mall_property	Dec. 31, 2021 office_property mall_property	Sep. 30, 2021 mall_property	Sep. 30, 2021 triple-net-lease_asset	Sep. 30, 2021 USD ($)	Sep. 30, 2021 multifamily_asset	Jun. 30, 2021 USD ($) multifamily_asset	Mar. 31, 2021 USD ($) mall_property	Dec. 31, 2020 mall_property	Dec. 31, 2020 triple-net-lease_asset
Disclosure of financial assets [line items]
Number of real estate properties held for sale										2	4
Held for sale
Disclosure of financial assets [line items]
Number of real estate properties held for sale | mall_property	10	10	10
Number of real estate properties sold		3	2	8	3		8	2	2
Proceeds from sales of investment property | $	$ 778					$ 448		$ 161	$ 56